Sundry Income, Net (Details) - Schedule of components of sundry income, net ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Schedule of components of sundry income, net [Abstract]
Government grants	¥ 4,528	$ 676	¥ 4,945	¥ 5,104
Others	509	76	(255)	(27)
Total sundry income, net	¥ 5,037	$ 752	¥ 4,690	¥ 5,077